Note 13 - Stock Option and Incentive Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of Restricted Shares	Weighted-Average Grant Date Fair Value
Outstanding and not vested beginning balance as of January 1, 2015	7,186	$2.16
Granted	—	$—
Forfeited/cancelled	—	$—
Released/vested	(7,186)	$2.16
Outstanding and not vested as of September 30, 2015	—	$—

	Number of Restricted Shares	Weighted-Average Grant Date Fair Value
Outstanding and not vested beginning balance as of January 1, 2013	48,073	$2.50
Granted	2,500,000	$0.03
Forfeited/cancelled	(21,798)	$2.46
Released/vested	(635,323)	$0.08
Outstanding and not vested beginning balance as of January 1, 2014	1,890,952	$0.05
Granted	—	$—
Forfeited/cancelled	—	$—
Released/vested	(1,883,766)	$0.04
Outstanding and not vested as of December 31, 2014	7,186	$2.16

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Shares Subject to Option	Weighted- Average Exercise Price
Outstanding as of January 1, 2015	37,034,483	$0.03
Granted	—	$—
Forfeited/cancelled/expired	37,034,483	$0.03
Exercised	—	$—
Outstanding as of September 30, 2015	—	$—
Exercisable as of September 30, 2015	—	$—

	Number of Shares Subject To Option 2014	Weighted-Average Exercise Price	Number of Shares Subject To Option 2013	Weighted-Average Exercise Price
Outstanding beginning balance	6,618,233	$0.11	679,744	$2.82
Granted during the year	30,456,250	0.02	6,400,000	0.03
Forfeited/cancelled/expired during the year	(40,000)	5.15	(461,511)	3.29
Exercised during the year	—	—	—	—
Outstanding at end of year	37,034,483	$0.03	6,618,233	$0.11
Exercisable at end of year	5,934,303	$0.09	2,330,650	$0.28
Outstanding and expected to vest	36,916,502	$0.03	6 191,212	$0.11

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Years Ended December 31,
	2014	2013
Weighted-average volatility	185.0%	105.5%
Expected dividends	0.0%	0.0%
Expected life (in years)	3.5	2.0
Weighted-average risk-free interest rate	1.1%	0.30%

Schedule of Nonvested Share Activity [Table Text Block]
	Non-Vested Stock Options	Weighted-Average Grant Date Fair Value
Outstanding as of January 1, 2014	4,287,583	$0.02
Granted	30,456,250	$0.02
Forfeited/cancelled	(40,000)	$3.04
Released/vested	(3,637,403)	$0.02
Outstanding as of December 31, 2014	31,066,430	$0.02

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding			Vested Options
			Number Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number Outstanding	Weighted- Average Exercise Price
		$0.0192	12,450,000	4.6	$0.02	358,320	$0.02
$0.020	-	$0.023	18,000,000	4.6	$0.02	1,125,000	$0.02
		$0.0296	6,400,000	3.8	$0.0296	4,266,500	$0.0296
$0.11	-	$5.32	184,483	1.3	$1.95	184,483	$1.95
$0.0192	-	$5.32	37,034,483	4.4	$0.03	5,934,303	$0.09